intangible assets and goodwill - Business acquisitions (Details) - CAD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jan. 31, 2020
Acquisition effected by way of:
Shares issued	$ 1,453
Customer contracts and related customer relationships
Acquisition effected by way of:
Useful life of intangible assets	10 years
Software | Minimum
Acquisition effected by way of:
Useful life of intangible assets	3 years
Software | Maximum
Acquisition effected by way of:
Useful life of intangible assets	5 years
Combined acquisitions
Current assets
Cash	$ 91
Accounts receivable	66
Other	3
Total current assets	160
Non-current assets
Intangible assets subject to amortization	802
Intangible assets with indefinite lives	9
Other	2
Total non-current assets	878
Total identifiable assets acquired	1,038
Current liabilities
Accounts payable and accrued liabilities	46
Income and other taxes payable	65
Advance billings and customer deposits	5
Current maturities of long-term debt	16
Total current liabilities	132
Non-current liabilities
Long-term debt	215
Deferred income taxes	228
Total non-current liabilities	443
Total liabilities assumed	575
Net assets acquired	463
Goodwill	772
Net assets acquired	1,235
Acquisition effected by way of:
Cash consideration	1,231
Accounts payable and accrued liabilities	4
Total consideration transferred	1,235
Combined acquisitions | Owned assets
Non-current assets
Property, plant and equipment	23
Combined acquisitions | Right-of-use lease assets
Non-current assets
Property, plant and equipment	$ 42
Individually immaterial transactions
Business acquisition
Ownership interest in businesses acquired (as a percentage)	100.00%
Current assets
Cash	$ 1
Accounts receivable	2
Other	1
Total current assets	4
Non-current assets
Intangible assets subject to amortization	48
Intangible assets with indefinite lives	9
Total non-current assets	61
Total identifiable assets acquired	65
Current liabilities
Accounts payable and accrued liabilities	4
Advance billings and customer deposits	5
Current maturities of long-term debt	5
Total current liabilities	14
Non-current liabilities
Long-term debt	1
Deferred income taxes	10
Total non-current liabilities	11
Total liabilities assumed	25
Net assets acquired	40
Goodwill	48
Net assets acquired	88
Acquisition effected by way of:
Cash consideration	84
Accounts payable and accrued liabilities	4
Total consideration transferred	88
Individually immaterial transactions | Owned assets
Non-current assets
Property, plant and equipment	2
Individually immaterial transactions | Right-of-use lease assets
Non-current assets
Property, plant and equipment	$ 2
Competence Call Center
Business acquisition
Ownership interest in businesses acquired (as a percentage)		100.00%
Current assets
Cash		$ 90
Accounts receivable		64
Other		2
Total current assets		156
Non-current assets
Intangible assets subject to amortization		754
Other		2
Total non-current assets		817
Total identifiable assets acquired		973
Current liabilities
Accounts payable and accrued liabilities		42
Income and other taxes payable		65
Current maturities of long-term debt		11
Total current liabilities		118
Non-current liabilities
Long-term debt		214
Deferred income taxes		218
Total non-current liabilities		432
Total liabilities assumed		550
Net assets acquired		423
Goodwill		724
Net assets acquired		1,147
Acquisition effected by way of:
Cash consideration		1,147
Total consideration transferred		1,147
Competence Call Center | Owned assets
Non-current assets
Property, plant and equipment		21
Competence Call Center | Right-of-use lease assets
Non-current assets
Property, plant and equipment		$ 40